Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) £ in Millions, $ in Millions	May 24, 2019 GBP (£)	May 24, 2019 USD ($)	Nov. 16, 2017 GBP (£)	Nov. 16, 2017 USD ($)	Feb. 25, 2016 GBP (£)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 USD ($)
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	£ 102	$ 135.0
Interest on damages awarded	8	11.0
CASL
Disclosure of contingent liabilities [line items]
Damages awarded	51	67.5
Interest on damages awarded	£ 4	$ 5.5
Damages awarded, co-surety percentage	50.00%	50.00%
25 February agreement | Dr Mallya
Disclosure of contingent liabilities [line items]
Global non-compete, non-interference, non-solicitation and standstill commitments term					5 years	5 years
Consideration payment period					5 years	5 years
Payment relating to disengagement agreements					£ 53	$ 75.0
Payment relating to disengagement agreements					28	40.0
Amount payable in equal installments					5		$ 7.0
Installment not liable to pay related to breaches of several provisions					5	7.0
Demanding the repayment of original amount paid					28	40.0
25 February agreement | Watson Limited
Disclosure of contingent liabilities [line items]
Claim or damages related to breach of associated security documents					96	$ 141.0
Damages sought			£ 105	$ 142.0
25 February agreement | United Breweries Overseas Limited
Disclosure of contingent liabilities [line items]
Claim or damages related to breach of associated security documents					£ 30